SHARE OPTIONS AND SHARE WARRANTS	6 Months Ended
Jun. 30, 2022
Disclosure Of Share Options And Share Warrants [Abstract]
SHARE OPTIONS AND SHARE WARRANTS
10.	SHARE OPTIONS AND SHARE WARRANTS

Options

Under the terms of the Company’s Employee Share Option Plans, options to purchase 17,314,672 ‘A’ Ordinary Shares (4,328,668 ADS’s) were outstanding at June 30, 2022. Under these Plans, options are granted to officers, employees and consultants of the Group typically at the discretion of the Compensation Committee (designated by the Board of Directors), under the terms outlined below. The number and weighted average exercise price of share options and warrants per ordinary share is as follows (as required by IFRS 2, this information relates to all grants of share options and warrants by the Group):

	Options and warrants	Weighted- average exercise price US$	Range US$
	‘A’ Ordinary Shares	Per ‘A’ Ordinary Share	Per ‘A’ Ordinary Share
Outstanding January 1, 2021	19,485,990	0.79	0.19 –4.36
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-

Outstanding at June 30, 2021	19,485,990	0.79	0.19 –4.36

Exercisable at June 30, 2021	12,666,00	0.96	0.19 –4.36

Outstanding January 1, 2022	18,727,990	0.78	0.19 –4.36
Granted	1,400,000	0.27	0.27-0.27
Exercised	(2,733,328)	0.19	0.19-0.19
Forfeited	(79,990)	3.80	2.71-4.36

Outstanding at June 30, 2022	17,314,672	0.82	0.19 –4.36

Exercisable at June 30, 2022	13,071,388	0.70	0.19 –4.36

The total share-based payments charge for the six months ended June 30, 2022 was US$323,000 (six months ended June 30, 2021: US$701,000). However, a total of US$4,000 (six months ended June 30, 2021: US$8,000) of share-based payments was capitalised in intangible development project assets during the period.

Warrants

There is a warrant to purchase 10,000,000 ‘A’ Ordinary Shares (2,500,000 ADS’s) outstanding at June 30, 2022. The per ADS exercise price of the warrant is US$1.30. Perceptive Credit Holdings (“Perceptive”) acquired the warrant on January 27, 2022 pursuant to the terms of a credit agreement between the Company and its subsidiaries and Perceptive dated December 15, 2021. The warrant expires on January 27, 2029. For more information relating to the accounting treatment for the warrant, refer to Note 11.